Summary of Lease Cost and Cash Flows Arising From Operating Leases, Weighted Average Remaining Lease Term and Weighted Average Discount Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 1,801	$ 476
Sublease income	(615)	(24)
Total lease cost	1,186	452
Other information
Operating cash flows from operating leases	1,305	406
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 486	$ 70
Weighted-average remaining lease term - operating lease	96 months	101 months
Weighted-average discount rate – operating lease	6.75%	6.75%